RESTATEMENT	3 Months Ended
Nov. 30, 2021
RESTATEMENT
RESTATEMENT

NOTE 13 - RESTATEMENT

The following table summarizes the changes to the Consolidated Statements of Cash Flow (unaudited):

	For the Three Months Ended
	Restated	Previous
	November 30,	November 30,
	2021	2021	Change

Cash flows from investing activities:
Cash paid for asset purchase	(350,000)	(850,000)	500,000
Notes receivable investment	(500,000)	-	(500,000)
Net cash used in investing activities	(850,000)	(850,000)	-